Goldman Sachs Global Infrastructure Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Global Infrastructure Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 667
Expense Example, with Redemption, 3 Years	994
Expense Example, with Redemption, 5 Years	1,343
Expense Example, with Redemption, 10 Years	2,325
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	699
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,666
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,487
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,601
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,475